Equity (Details) - USD ($)																											1 Months Ended	2 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Nov. 01, 2024	Sep. 24, 2024	Sep. 13, 2024	Aug. 02, 2024	Aug. 01, 2024	May 03, 2024	Apr. 30, 2024	Mar. 06, 2024	Mar. 01, 2024	Nov. 21, 2023	Sep. 13, 2023	Aug. 25, 2023	Jul. 01, 2023	Jun. 30, 2023	Jun. 01, 2023	May 15, 2023	Apr. 14, 2023	Mar. 02, 2023	Mar. 02, 2023	Feb. 01, 2023	Jan. 06, 2023	Dec. 13, 2022	Jul. 15, 2022	Apr. 25, 2022	Jul. 20, 2021	Feb. 09, 2021	Jan. 31, 2024	Jun. 30, 2023	Sep. 30, 2024	Dec. 12, 2022	Nov. 01, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 28, 2023	Oct. 10, 2022	Aug. 04, 2022	Jul. 27, 2022
Equity [Line Items]
Common stock, shares authorized																													300,000,000			300,000,000		300,000,000	300,000,000
Par value (in Dollars per share)																													$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued																													49,376,039			49,376,039		17,329,615	9,568,475
Common stock, shares outstanding																													49,376,039			49,376,039		17,329,615	9,568,475
Acquisition of common shares		8,900,000		1,299,999
Recognized share issued value (in Dollars)		$ 2,857		$ 130							$ 8	$ 5																	$ 7,045,000			$ 7,045,000		$ (991,632)	$ (33,132)
Common stock additional paid in capital (in Dollars)		$ 7,042,143		325,689		$ 1,117,710	$ 492,850				$ 249,996	$ 139,995					$ 293,579
Fully vested shares	612,500				612,500	612,500																										2,450,000
Transaction costs (in Dollars)				51,942
Pre funded warrants		19,671,425
Pre funded warrants percentage		4.99%
issuance warrants percentage		9.99%
Exercisable price (in Dollars per share)		$ 0.28								$ 4	$ 3												$ 2.01
Share issuance costs (in Dollars)		$ 955,000								$ 762,194																								762,195
Stock options, shares																					62,500
Exercise price per share (in Dollars per share)								$ 1					$ 5	$ 5						$ 5	$ 0.6			$ 0.6				$ 5		$ 5	$ 1.34
Common stock, value (in Dollars)																					$ 37,500								$ 4,938			$ 4,938		$ 1,733	$ 957
Stock options value (in Dollars)								$ 52,845												$ 10,767							$ 16,178	$ 584,787
Number of common stock purchase warrants											99,998							250,000	250,000
Preferred stock shares authorized																																		75,000,000	75,000,000
Series A preferred stock, par value (in Dollars per share)																																		$ 0.0001	$ 0.0001
Warrants issued																							231,828
Floor price (in Dollars per share)																																$ 0.056
Expiration, term			180 days
Warrants outstanding																																				231,828
Warrants outstanding term																													3 years 9 months 21 days			3 years 9 months 21 days		2 years 9 months 21 days
Granted stock options													1,500							10,000				45,000				222,500		105,000	262,000	92,500		234,000
Stock options outstanding								10 years					10 years							10 years							10 years	10 years						7 years 10 months 2 days	8 years 6 months 29 days
Exercise price (in Dollars per share)																											$ 5
Percentage of option vesting for remaining period														75.00%														75.00%
Reissued options														80,000
Stock options value (in Dollars)													$ 3,940							$ 10,767				$ 11,617				$ 584,787		$ 115,868	$ 317,652		$ 37,500	$ 37,500	$ 25,000
Options vest, percentage													25.00%
Remaining options vest, percentage													75.00%
Weighted average life of stock options outstanding															10 years										10 years	10 years						7 years 10 days		7 years 10 months 2 days
Share based compensation expense (in Dollars)																																		$ 135,947	47,906
Common stock purchase (in Dollars)																		$ 750,000
Recognized in common stock (in Dollars)										$ 6,000,000																						$ 6,993,059	1,463,586
Underwriter warrants issued										75,000
Underwriting fees (in Dollars)										$ 730,000
Expenses (in Dollars)										$ 32,194
Preferred stock value (in Dollars)
Stock options shares																																		1,734,188	1,734,188
Stock option contractual life																				10 years								10 years		10 years	10 years			3 years 8 months 15 days	4 years 4 months 9 days
Shares granted stock options (in Dollars)																												$ 80,000
Reissued options														80,000																		394,990		14,583
Exercise price (in Dollars per share)										$ 4			$ 5	$ 5														$ 5
Contractual life													10 years
Share-based compensation expense (in Dollars)																																$ 57,521	346,548	$ 487,738	$ 171,869
Equity interest [Member]
Equity [Line Items]
Equity interest																		50.00%	50.00%
Pre-Funded Warrants [Member]
Equity [Line Items]
Acquisition of common shares		51,142,850
Exercisable price (in Dollars per share)		$ 0.0001
Warrants issued		28,571,425
Warrant [Member]
Equity [Line Items]
Common stock, shares issued			99,998								99,998							250,000	250,000
Recognized share issued value (in Dollars)																			$ 750,000
Number of stock issued																			250,000				231,828
Exercisable price (in Dollars per share)			$ 3															$ 3	$ 3
Stock options, shares																																		349,998
Number of common stock purchase warrants											99,998							250,000	250,000
Expiration, term			180 days
Series A Warrant [Member]
Equity [Line Items]
Number of shares		1
Placement Agent Warrants [Member]
Equity [Line Items]
Exercisable price (in Dollars per share)		$ 0.336
Warrants issued		1,428,571
Equity Option [Member]
Equity [Line Items]
Number of stock issued																																1,225,000
Number of shares allocated																																		1,734,188	1,734,188
Granted stock options								80,000					1,500							10,000							12,500	222,500
Weighted average life of stock options outstanding															10 years
Share based compensation expense (in Dollars)																																			$ 1,424
Share-Based Payment Arrangement, Tranche One [Member]
Equity [Line Items]
Fully vested shares						2,450,000
Number of common stock purchase warrants																							231,828
Preferred stock, shares issued																							231,828
Preferred stock including additional paid-in capital (in Dollars)																							$ 1,462,146
Preferred stock value (in Dollars)																							23
Additional paid-in capital (in Dollars)																							1,462,037
Conversion amount (in Dollars)																							186,584
Derivative liabilities at fair value (in Dollars)																							55,701
Share-Based Payment Arrangement, Tranche One [Member] | Derivative Financial Instruments, Liabilities [Member]
Equity [Line Items]
Additional paid-in capital (in Dollars)																							$ 130,860
Black-Scholes Option Pricing Model [Member]
Equity [Line Items]
Vesting percentage													25.00%		25.00%					25.00%				25.00%	25.00%	25.00%	25.00%	25.00%		25.00%	25.00%			25.00%
Percentage of option vesting for remaining period													75.00%		75.00%					75.00%				75.00%	75.00%	75.00%	75.00%			75.00%	75.00%			75.00%
Independent Directors [Member]
Equity [Line Items]
Vesting percentage								25.00%												25.00%								25.00%
Percentage of option vesting for remaining period								75.00%						75.00%														75.00%
Tranche Two [Member]
Equity [Line Items]
Preferred stock, shares issued																																							349,790
Remaining additional paid-in capital (in Dollars)																																							$ 469,207
Tranche Three [Member]
Equity [Line Items]
Preferred stock, shares issued																																						111,884
Remaining additional paid-in capital (in Dollars)																																						$ 150,080
Share-Based Payment Arrangement, Tranche Four [Member]
Equity [Line Items]
Preferred stock, shares issued																																					78,268
Preferred stock value (in Dollars)																																					$ 8
Additional paid-in capital (in Dollars)																																					104,980
Remaining additional paid-in capital (in Dollars)																																					$ 104,988
Common Stock [Member]
Equity [Line Items]
Common stock, shares issued			83,332								83,882	46,666				10,000	97,681	250,000	250,000		62,500
Acquisition of common shares							950,000																						612,500			2,175,000
Recognized in equity (in Dollars)						$ 1,117,833	$ 492,945
Recognized share issued value (in Dollars)		$ 7,045,000		$ 325,819		$ 123	$ 95									$ 1	$ 10		$ 25										$ 2,857			$ 2,857
Common stock additional paid in capital (in Dollars)																$ 29,999
Fully vested shares																																918,245		788,160
Number of stock issued																													28,571,425			28,571,425
Stock options, shares																																		1,523,084
Stock options value (in Dollars)																					$ 6
Number of shares																													1,299,999			1,299,999		1,500,000
Stock options value (in Dollars)																																	6	$ 6	5
Additional Paid-in Capital [Member]
Equity [Line Items]
Recognized share issued value (in Dollars)																			$ 749,975										$ 7,042,143			$ 7,042,143		(991,632)	(33,132)
Stock options value (in Dollars)																					$ 37,494
Stock options value (in Dollars)																																	37,494	$ 37,494	24,995
Preferred Stock [Member]
Equity [Line Items]
Preferred stock shares authorized																													75,000,000			75,000,000		75,000,000
Series A preferred stock, par value (in Dollars per share)																													$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock, shares outstanding
Preferred stock, shares issued
Office and Administration [Member]
Equity [Line Items]
Share based compensation expense (in Dollars)																																$ 53,977		$ 3,543
Share-based compensation expense (in Dollars)																																		476,905	10,833
Office and Administration [Member] | Equity Option [Member]
Equity [Line Items]
Share based compensation expense (in Dollars)																																57,521
Research and Development Expense [Member]
Equity [Line Items]
Share based compensation expense (in Dollars)																																$ 337,551		8,998
Share-based compensation expense (in Dollars)																																		164,907	$ 6,962
Research and Development Expense [Member] | Equity Option [Member]
Equity [Line Items]
Share based compensation expense (in Dollars)																																		$ 346,549
Independent Director [Member]
Equity [Line Items]
Granted stock options																												80,000
Stock option contractual life									10 years
Series A
Equity [Line Items]
Exercisable price (in Dollars per share)																													$ 0.38			$ 0.38
Preferred stock, shares outstanding																																			1,861,799
Preferred stock, shares issued																																			1,861,799
Preferred stock value (in Dollars)																																			$ 186
Series A | Preferred Stock [Member]
Equity [Line Items]
Preferred stock shares authorized																																			2,982,003
Conversion of preferred shares into common shares										1,861,799
Series A | Share-Based Payment Arrangement, Tranche One [Member]
Equity [Line Items]
Preferred stock, shares issued																							1,090,029
Series A | Tranche Three [Member]
Equity [Line Items]
Preferred stock value (in Dollars)																																						11
Series A | Preferred Stock [Member]
Equity [Line Items]
Recognized share issued value (in Dollars)
Stock options value (in Dollars)
Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized																																		300,000,000	19,000,000
Par value (in Dollars per share)																																		$ 0.0001	$ 0.0001
Common stock, shares issued										5,710,781	83,882	46,666				10,000	97,861	250,000	250,000		62,500	41,667												17,329,615	9,568,475
Common stock, shares outstanding																																		17,329,615	9,568,475
Number of stock issued																			250,000
Stock options, shares																						41,667
Exercise price per share (in Dollars per share)																						$ 0.6
Common stock, value (in Dollars)																						$ 25,000
Stock options value (in Dollars)																					$ 6	5
Common stock purchase (in Dollars)											$ 8							$ 25
Recognized in common stock (in Dollars)										$ 150		$ 5				$ 1	$ 10
Common Stock [Member] | Warrant [Member]
Equity [Line Items]
Common stock, shares issued											83,332
Series A Warrants Outstanding [Member]
Equity [Line Items]
Floor price (in Dollars per share)																																$ 0.056
Warrants outstanding																													193,877,526			193,877,526
Series B Warrants Outstanding [Member]
Equity [Line Items]
Floor price (in Dollars per share)																																$ 0.056
Warrants outstanding																													188,194,300			188,194,300
Additional Paid-in Capital [Member]
Equity [Line Items]
Share issuance costs (in Dollars)																																		$ 33,132
Stock options value (in Dollars)																					$ 37,494	$ 24,995
Common stock purchase (in Dollars)											$ 249,996							$ 749,975
Recognized in common stock (in Dollars)										$ 5,999,850		$ 139,995				$ 29,999	$ 293,579
Additional Paid-in Capital [Member] | Tranche Two [Member]
Equity [Line Items]
Additional paid-in capital (in Dollars)																																							469,172
Additional Paid-in Capital [Member] | Tranche Three [Member]
Equity [Line Items]
Additional paid-in capital (in Dollars)																																						$ 150,069
Series 1 Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued										213,730
Conversion of preferred shares into common shares										213,730
Series 2 Preferred Stock [Member]
Equity [Line Items]
Preferred stock shares authorized																																			3,635,252
Series A preferred stock, par value (in Dollars per share)																																			$ 0.0001
Preferred stock, shares outstanding																																		3,635,252	3,635,252
Preferred stock, shares issued
Conversion of preferred shares into common shares										3,635,252
Preferred Stock [Member]
Equity [Line Items]
Preferred stock shares authorized																																		75,000,000
Series A preferred stock, par value (in Dollars per share)																																		$ 0.0001
Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Equity [Line Items]
Preferred stock value (in Dollars)																							$ 109
Preferred Stock [Member] | Tranche Two [Member]
Equity [Line Items]
Preferred stock value (in Dollars)																																							$ 35
Series seed 1 preferred stock [Member]
Equity [Line Items]
Preferred stock shares authorized																																			213,730
Series A preferred stock, par value (in Dollars per share)																																			$ 0.0001
Preferred stock, shares outstanding																																		213,730	213,730
Preferred stock, shares issued
IPO [Member]
Equity [Line Items]
Common stock, shares issued										1,500,000
Expenses (in Dollars)										$ 450,079
IPO [Member] | Series A
Equity [Line Items]
Preferred stock, shares issued										1,861,799
IPO [Member] | Series 2 Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued										3,635,252